Note 33 - Commitments and guarantees given (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan commitments, Financial guarantees and other commitments Line Items
Financial guarantees given	€ 47,671	€ 50,540	€ 49,876
Non Performing Financial Guarantees Given	739	680	664
Financial Liabilities Recognized For Financial Guarantees Given	199	190	188
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	537	411	446
Financial guarantees given	278	278	146
Other commitments and guarantees given	461	402	517
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	1	1	8
Financial guarantees given	0	0	0
Other commitments and guarantees given	7	12	15
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	2,198	4,354	3,823
Financial guarantees given	248	103	100
Other commitments and guarantees given	227	372	101
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	946	1,209	1,239
Financial guarantees given	1,158	1,553	1,483
Other commitments and guarantees given	15,330	9,880	9,640
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	3,795	4,155	4,032
Financial guarantees given	3,105	722	1,621
Other commitments and guarantees given	3,820	4,892	5,137
Non-financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	58,133	71,710	71,583
Financial guarantees given	11,518	15,354	15,626
Other commitments and guarantees given	25,992	27,297	27,765
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	29,195	25,824	42,934
Financial guarantees given	516	534	346
Other commitments and guarantees given	362	138	156
Total [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given	94,268	107,254	123,620
Financial guarantees given	16,545	18,267	19,176
Other commitments and guarantees given	45,738	42,592	42,813
Total Loan commitments and financial guarantees	€ 156,551	€ 168,113	€ 185,609